PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 166	$ 462	$ 907	$ 800	$ 822
Property and equipment under finance lease	600		600	100
Right-of-use assets under operating lease	1,168		$ 1,592	$ 1,489
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 600	$ 900